Receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Receivables	Receivables

	2025	2024
	US$m	US$m
(a) Receivables (current)
Trade receivables[1]	948	972
Other receivables[1,2]	630	1,270
Loans receivable	153	133
Lease receivables	11	9
Interest receivable	9	6
	1,751	2,390
(b) Receivables (non-current)
Other receivables	95	51
Loans receivable	663	776
Lease receivables	65	49
	823	876
1.Interest-free and settlement terms are usually between 14 and 30 days.
2.$715 million of the carrying amount as at 31 December 2024 related to expected reimbursements from OCI N.V. for forecast capital spend. The full reimbursement was received by 31 December 2025. Refer to Note B.5 for details.
Recognition and measurement
Trade receivables are initially recognised at the transaction price determined under IFRS 15 Revenue from Contracts with Customers.
Other receivables are initially recognised at fair value. Receivables that satisfy the contractual cash flow and business model tests are subsequently measured at amortised cost less an allowance for uncollectable amounts. Uncollectable amounts are determined using the expected loss impairment model. Collectability and impairment are assessed on a regular basis.
Subsequent recoveries of amounts previously written off are credited against other expenses in the consolidated income statement.
Certain receivables that do not satisfy the contractual cash flow and business model tests are subsequently measured at fair value (refer to
Note D.6).
The Group’s customers are required to pay in accordance with agreed payment terms. Depending on the product, settlement terms are 7 to 30 days from the date of invoice or bill of lading and customers regularly pay on time. There are no significant overdue product-
related trade receivables as at the end of the reporting period (2024: nil).
Fair value
The carrying amount of trade and other receivables approximates their fair value.
Foreign exchange risk
The Group held $493 million of receivables at 31 December 2025 (2024: $479 million) in currencies other than US dollars
(predominantly Australian dollars).
Loans receivable
On 9 January 2020, the Group entered into a secured loan agreement with Petrosen (the Senegal National Oil Company) to provide up to
$450 million for the purpose of funding Sangomar project costs. The facility has a maximum term of 12 years and semi-annual repayments. The carrying amount of the loan receivable is $451 million at 31 December 2025 (2024: $464 million), which approximates its fair value. Loan repayments commenced from July 2025 and the Group continues to receive repayments in instalments. The remaining balance of loans receivable is due from non-controlling interests.